SHARE-BASED PAYMENTS - Deferred share unit plan (Details) - DSUs $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) EquityInstruments $ / shares	Dec. 31, 2024 USD ($) EquityInstruments $ / shares
Share-based payment transaction
Minimum percentage of compensation for computing number of share units to outside director (as a percent)	50.00%
DSUs granted	93,000	173,000
Weighted average grant-date fair value (C$/ unit) | $ / shares	$ 25.06	$ 10.91
Number of share units outstanding	1,524,954
Recognized liability | $	$ 43.1	$ 19.8